EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - Finance expenses (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Interest income	$ 4,074	$ 777	$ 4,291		$ 2,947		$ 419
Cryptocurrency transaction service fee	(37)	(79)	(159)		(109)		(458)
Interest on lease liabilities	(1,299)	(1,132)	(2,425)	[1]	(1,217)	[1]	(817)	[1]
Interest expense on convertible debt	(1,390)	(1,374)			(3)		(6)
Loss on foreign currency transactions	(2,335)	(3,903)	(2,881)		(226)		618
Others	(140)	(112)	(229)		(110)		(136)
Total	$ (1,127)	$ (5,823)	$ (4,181)		$ 59		$ (380)

[1]	Depreciation expense of right-of-use asset of approximately $0.2 million and interest expense of approximately $0.1 million was related to the leasehold land included in the investment properties. See Note 12.